Consolidated Statements of Comprehensive Income (Loss) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Net income (loss) for the period	R$ (3,765,517)	R$ 5,077,623	R$ (3,545,485)	R$ 10,320,416
Other comprehensive income (loss)
Fair value investments in equity measured at fair value through other comprehensive income	2,391	(742)	2,649	(1,376)
Tax effect on the fair value of investments	(813)	252	(901)	468
Items with no subsequent effect on income (loss)	1,578	(490)	1,748	(908)
Exchange rate variations on conversion of financial information of the subsidiaries abroad	20,222	11,607	22,272	(8,832)
Items with subsequent effect on income (loss)	20,222	11,607	22,272	(8,832)
Total comprehensive income (loss)	(3,743,717)	5,088,740	(3,521,465)	10,310,676
Attributable to
Controlling shareholders’	(3,748,398)	5,084,244	(3,530,786)	10,300,758
Non-controlling interest	R$ 4,681	R$ 4,496	R$ 9,321	R$ 9,918